Financial risk management and impairment of financial assets - Liquidity risk (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial risk management and impairment of financial assets
Financial obligations	£ 9,982	£ 3,386
Less than one year
Financial risk management and impairment of financial assets
Financial obligations	8,885	1,590
Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	700	1,224
More than 5 years
Financial risk management and impairment of financial assets
Financial obligations	397	572
Trade and other payables .
Financial risk management and impairment of financial assets
Financial obligations	2,401	1,895
Trade and other payables . | Less than one year
Financial risk management and impairment of financial assets
Financial obligations	2,401	1,371
Trade and other payables . | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations		524
Lease liabilities.
Financial risk management and impairment of financial assets
Financial obligations	1,272	1,491
Lease liabilities. | Less than one year
Financial risk management and impairment of financial assets
Financial obligations	175	219
Lease liabilities. | Between 2 and 5 years
Financial risk management and impairment of financial assets
Financial obligations	700	700
Lease liabilities. | More than 5 years
Financial risk management and impairment of financial assets
Financial obligations	397	£ 572
Other borrowings
Financial risk management and impairment of financial assets
Financial obligations	6,309
Other borrowings | Less than one year
Financial risk management and impairment of financial assets
Financial obligations	£ 6,309